AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 100.4%
Communication Services - 8.1%
Alphabet, Inc., Class A	2,851	$489,060
Cable One, Inc.[1]	844	348,893
Cogent Communications Holdings, Inc.[1]	41,396	2,922,144
Comcast Corp., Class A	74,149	3,060,129
The Interpublic Group of Cos., Inc.	37,947	1,220,755

Total Communication Services		8,040,981
Consumer Discretionary - 2.3%
Genuine Parts Co.	8,110	1,193,062
LKQ Corp.	10,871	451,147
Starbucks Corp.	8,251	643,165

Total Consumer Discretionary		2,287,374
Consumer Staples - 14.6%
Dollar General Corp.	4,458	536,699
Kimberly-Clark Corp.	15,864	2,142,433
The Kroger Co.	39,446	2,149,807
PepsiCo, Inc.	8,703	1,502,747
Primo Water Corp.	61,911	1,357,708
Sysco Corp.	16,005	1,226,783
Target Corp.	13,861	2,084,833
Unilever PLC, Sponsored ADR (United Kingdom)[1]	55,925	3,433,795

Total Consumer Staples		14,434,805
Energy - 11.8%
Delek US Holdings, Inc.	24,138	574,002
Enterprise Products Partners LP, MLP	89,584	2,585,394
EOG Resources, Inc.	9,830	1,246,444
Kinder Morgan, Inc.	166,349	3,514,954
The Williams Cos., Inc.	89,038	3,823,292

Total Energy		11,744,086
Financials - 16.8%
Axis Capital Holdings, Ltd. (Bermuda)	25,589	1,938,367
Chubb, Ltd. (Switzerland)	8,813	2,429,392
CNA Financial Corp.	16,505	811,386
Fidelity National Financial, Inc.	17,447	966,738
The PNC Financial Services Group, Inc.	18,719	3,390,011
The Progressive Corp.	17,406	3,726,973
U.S. Bancorp	55,256	2,479,889
Willis Towers Watson PLC (United Kingdom)	3,259	919,950

Total Financials		16,662,706
Health Care - 9.9%
AbbVie, Inc.	9,299	1,723,291
Amgen, Inc.	6,991	2,324,298
	Shares	Value

Bristol-Myers Squibb Co.	31,125	$1,480,305
Johnson & Johnson	7,276	1,148,516
Pfizer, Inc.*	47,141	1,439,686
Royalty Pharma PLC, Class A	59,887	1,687,017

Total Health Care		9,803,113
Industrials - 7.1%
CSG Systems International, Inc.	12,786	598,896
Dun & Bradstreet Holdings, Inc.	72,625	790,160
Lockheed Martin Corp.	1,353	733,218
Paycom Software, Inc.	9,073	1,513,286
United Parcel Service, Inc., Class B	19,074	2,486,677
Watsco, Inc.	1,954	956,464

Total Industrials		7,078,701
Information Technology - 15.6%
Avnet, Inc.	24,015	1,291,046
Cisco Systems, Inc.	26,077	1,263,431
Corning, Inc.	74,608	2,985,066
Micron Technology, Inc.	20,723	2,275,800
Oracle Corp.	31,418	4,381,240
QUALCOMM, Inc.	3,997	723,257
Salesforce, Inc.	2,110	546,068
Texas Instruments, Inc.	9,850	2,007,529

Total Information Technology		15,473,437
Real Estate - 3.9%
American Tower Corp., REIT	13,184	2,905,754
Crown Castle, Inc., REIT	8,632	950,210

Total Real Estate		3,855,964
Utilities - 10.3%
The AES Corp.	149,267	2,655,460
Duke Energy Corp.	16,612	1,815,193
IDACORP, Inc.	19,866	1,941,902
Northwestern Energy Group, Inc.	24,859	1,336,668
PNM Resources, Inc.	37,389	1,554,635
Vistra Corp.	11,228	889,482

Total Utilities		10,193,340

Total Common Stocks (Cost $67,338,114)		99,574,507

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 0.4%
Joint Repurchase Agreements - 0.3%[2]
HSBC Securities USA, Inc., dated 07/31/24, due 08/01/24, 5.330% total to be received $350,593 (collateralized by various U.S. Treasuries, 0.000%, 11/15/24 - 05/15/50, totaling $357,552)	$350,541	$350,541
Repurchase Agreements - 0.1%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $72,010 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $73,457)	72,000	72,000

Total Short-Term Investments (Cost $422,541)		422,541
Value

Total Investments - 100.8% (Cost $67,760,655)	$99,997,048
Other Assets, less Liabilities - (0.8)%	(783,122)
Net Assets - 100.0%	$99,213,926

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,636,827 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$99,574,507	—	—	$99,574,507
Short-Term Investments
Joint Repurchase Agreements	—	$350,541	—	350,541
Repurchase Agreements	—	72,000	—	72,000
Total Investments in Securities	$99,574,507	$422,541	—	$99,997,048

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,636,827	$350,541	$6,335,033	$6,685,574
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.